ACQUISITIONS AND DIVESTITURES (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in income (loss) from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within discontinued operations assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

	(U.S. Dollars in thousands)
Revenues, net	$247,242	$297,505	$492,235	$587,795
Cost of sales	(231,023)	(265,091)	(456,610)	(526,621)
Gross profit	16,219	32,414	35,625	61,174
Selling, marketing, general and administrative expenses	(9,962)	(10,952)	(20,588)	(22,469)
Transaction and other operating costs	(156)	(259)	(279)	(714)
Loss on asset sales	—	—	—	(221)
Operating income from discontinued operations	6,101	21,203	14,758	37,770
Other (expense) income, net	(260)	876	239	885
Net interest income (expense)[1]	26	(217)	65	(1,653)
Income from discontinued operations before income taxes	5,867	21,862	15,062	37,002
Loss on classification as held for sale before income taxes	(50,700)	—	(60,913)	—
Total (loss) income from discontinued operations before income taxes	(44,833)	21,862	(45,851)	37,002
Income tax benefit (expense)	10,156	10,279	10,939	(11,003)
Income from discontinued operations attributable to noncontrolling interests	(273)	(123)	(8)	(32)
(Loss) income from discontinued operations, net of income taxes	$(34,950)	$32,018	$(34,920)	$25,967
[1] Net interest income presented within discontinued operations is net of interest expense.

	June 30, 2025	December 31, 2024

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$22,456	$1,702
Current receivables, net[1]	71,799	12,721
Inventories, net	25,891	32,259
Prepaid expenses and other current assets	9,460	6,724
Property, plant and equipment, net	253,456	248,545
Operating lease right-of-use assets	116,385	115,917
Other noncurrent assets	17,529	19,060
Loss recognized on classification as held for sale	(165,799)	(104,886)
Total Fresh Vegetables assets held for sale	$351,177	$332,042
Fresh Vegetables current assets held for sale	351,177	332,042
Fresh Vegetables non-current assets held for sale	—	—
Total Fresh Vegetables assets held for sale	$351,177	$332,042
LIABILITIES
Accounts payable	$59,883	$61,646
Accrued and other current liabilities	55,214	75,185
Operating lease liabilities	57,320	70,541
Deferred income tax liabilities	7,331	19,783
Other long-term liabilities	15,989	17,514
Total Fresh Vegetables liabilities held for sale	$195,737	$244,669
Fresh Vegetables current liabilities held for sale	195,737	244,669
Fresh Vegetables non-current liabilities held for sale	—	—
Total Fresh Vegetables liabilities held for sale	$195,737	$244,669
1As of December 31, 2024, Fresh Vegetables sold its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses”, amounting to $62.2 million. As of June 30, 2025, Fresh Vegetables’ position under the facility was settled and these receivables are included within the disposal group.